Note 14 - Other Supplemental Information	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Additional Financial Information Disclosure [Text Block]
14.	Other supplemental information

	2017	2016

Franchisor operations
Revenues	$114,182	$105,077
Operating earnings	33,960	31,807
Initial franchise fee revenues	4,601	6,054
Depreciation and amortization	5,030	3,923
Total assets	109,889	98,816

Cash payments made during the period
Income taxes	$43,893	$9,968
Interest	9,489	8,648

Non-cash financing activities
Increases in capital lease obligations	$1,235	$1,785

Other expenses
Rent expense	$28,977	$25,422